Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	TTPH
Entity Registrant Name	Tetraphase Pharmaceuticals Inc
Entity Central Index Key	0001373707
Entity Filer Category	Non-accelerated Filer